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                                   PRUDENTIAL

                                                                   June 28, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:     Prudential Municipal Bond Fund
                       (File No. 33-10649)
                       ------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 23 and (ii) that the text of Post-Effective Amendment No. 23 was filed electronically on June 28, 2002.

                                            Prudential Municipal Bond Fund


                                             By: /s/ Deborah A. Docs
                                                 Deborah A. Docs, Esq.
                                                 Secretary

cc:   Alice J. Gerstel